Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			9 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			553,746
Assumed through business combinations (in shares) | shares			2,177,130
Granted (in shares) | shares			100,299
Exercised (in shares) | shares			(913,743)
Canceled/expired (in shares) | shares			(32,784)
Outstanding at end of period (in shares) | shares	1,884,648	553,746	1,884,648
Exercisable at end of period (in shares) | shares	1,095,429		1,095,429
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share) | $ / shares			$ 108.53
Assumed through business combinations (in USD per share) | $ / shares			108.78
Granted (USD per share) | $ / shares			177.76
Exercised (USD per share) | $ / shares			113.87
Canceled/expired (USD per share) | $ / shares			132.25
Outstanding at end of period (USD per share) | $ / shares	$ 109.50	$ 108.53	109.50
Exercisable at end of period (USD per share) | $ / shares	$ 90.80		$ 90.80
Weighted Average Remaining Contractual Life
Outstanding at end of period	5 years 7 months 28 days	4 years 10 months 9 days
Exercisable at end of period	4 years 8 months 19 days